Consolidated Statements of Comprehensive Loss (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 25, 2011	Dec. 26, 2010
Unrealized gain on derivative contracts, deferred taxes	$ 0	$ 4,663	$ 0
Pension and postretirement, deferred taxes	$ 0	$ 2,688	$ 0